Average Annual Total Returns - Institutional - Vanguard Extended Market Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	32.23%	16.06%	13.24%	31.73%	15.58%	12.81%	19.19%	12.79%	10.94%	32.17%	15.93%	13.12%	20.79%	15.36%	13.74%